Inventories, Net (Tables)	6 Months Ended
Jun. 30, 2024
Inventories, Net [Abstract]
Schedule of Inventories, Net	Inventories, net consisted of the following:
	June 30, 2024	December 31, 2023
	(unaudited)
Raw materials	$10,501,330	$24,695,737
Finished goods	20,620,684	15,296,147
Goods in transit	—	8,108
	31,122,014	39,999,992
Less: inventory write-down	(3,931,217)	—
Total inventories, net	$27,190,797	$39,999,992